Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

Note 10 — Income Taxes

The total Income tax provision is comprised of the following for the years ended December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Federal
Current	$72,980	$216,203
Deferred	(688,629)	(246,333)
State and local
Current	—	—
Deferred	—	—
Change in valuation allowance	688,629	246,333
Income tax provision	$72,980	$216,203

Deferred tax assets and liabilities and assets are determined based on the difference between the financial statement and tax basis of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse.

The net deferred tax assets in the accompanying balance sheets included the following components:

	December 31, 2023	December 31, 2022
Deferred tax assets
Start-up costs	$688,629	$308,347
Net operating loss carryforward	—	—
Total deferred tax asset	688,629	308,347
Valuation allowance	(688,629)	(308,347)
Deferred tax asset net of allowance	$—	$—

The Company’s federal net operating loss carryforward as of December 31, 2023 and 2022 amounted to $0.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, Management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2023 and 2022, the change in valuation allowance was $688,629 and $308,347, respectively.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate (approximate) is as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Change in fair value of warrants	9.95%	(22.80)%
Warrant issuance costs	0.00%	0.00%
Valuation allowance	(27.53)%	13.29%
Income tax provision expense	(3.42)%	11.49%

The tax provision differs from the statutory rate of 21% due to the change in fair value of warrants and the valuation allowance.